Cover page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Natura &Co Holding S.A. (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2020 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on April 19, 2021. The Company is filing this Amendment No. 1 solely to furnish Exhibit 101. Exhibit 101 includes information about the Company in eXtensible Business Reporting Language (XBRL). Except as described above, this Amendment No. 1 does not amend any information set forth in the Original 20-F, and the Company has not updated disclosures included therein to reflect any events that occurred subsequent to April 19, 2021.
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001776967
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Natura &Co Holding S.A.
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	1,375,018,140
Entity Address, Country	BR
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares, no par value (the "Natura &Co Holding Shares")
No Trading Symbol Flag	true
Trading Symbol	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (the "Natura &Co Holding ADSs") (as evidenced by American Depositary Receipts)
Trading Symbol	NTCO
Security Exchange Name	NYSE